Interest-bearing loans and borrowings		12 Months Ended
	Aug. 15, 2022	Dec. 31, 2022
Financial Instruments [Abstract]
Interest-bearing loans and borrowings	Convertible debt
On April 14, 2015, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C., one of the Company’s shareholders, regarding the issuance and sale of a convertible note in the principal amount of $12 million (the “2015 note”), which note was convertible into the Company’s shares, nominal value €0.02 per share, at a conversion rate of 540.5405 shares for each $1,000 principal amount of the 2015 note, subject to certain adjustments, which equated to an initial conversion price of $1.85 per share. On October 30, 2017, the convertible note was amended to extend the term from April 14, 2018 to April 14, 2019. On September 27, 2018, the convertible note was further amended to extend the term by two years to April 14, 2021, and to decrease the conversion price from $1.85 to $1.70 per share. In addition, the Company issued to Nokomis, for a total subscription price of $1.00, warrants to acquire 1,800,000 shares at an exercise price of $1.70 per share. Such warrants are exercisable at any time and had an expiration date of April 14, 2021.
On April 27, 2016, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. and two other financial institutions (the “Holders”) regarding the issuance and sale of convertible notes in the aggregate principal amount of $7.16 million (the “2016 notes”), which are convertible into the Company’s shares. The initial conversion price of the 2016 notes was $2.7126 per share. On October 30, 2017, the convertible note agreement was amended to extend the term from April 27, 2019 to April 27, 2020. In addition, the conversion price was decreased from $2.71 to $2.25 per share.
On September 27, 2018, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $4.5 million (the "2018 notes") under which the convertible note matures in April 2021 and is subordinated to certain venture debt to be issued by the Company and is convertible, at the holder’s option, into the company’s shares at a conversion rate of $1.70 per share. On September 27, 2018, all of the convertible notes issued in 2015 and convertible notes with a principal amount of $6 million issued in 2016 were amended to allow the convertible notes to be subordinated to certain venture debt to be issued by the Company.
On October 26, 2018, the Company further amended the 2015 note, the 2016 note and the 2018 note with Nokomis to clarify the terms of the subordination of these convertible notes to the Company’s venture debt holder.
On May 7, 2019, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $3.0 million (the "2019-1 notes"). The convertible note matures in April 2021 and is convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.21 per share.
On August 16, 2019, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $5.0 million (the "2019-2 notes"). The convertible note matures in August 2022 and is convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.03 per share.
Effective February 11, 2020, the Company amended the terms of the convertible note issued April 27, 2016 to Nokomis Capital, L.L.C., to extend the maturity of the note to April 14, 2021. In addition, the conversion price was reduced from $2.25 to $1.225 per ordinary share.
Effective March 20, 2020, the convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019 were amended to grant the Company three options to extend the term of each note, except for the August 2019 which has two options. Each option will give the Company the right to extend the term of such note by one year and consequently reset the conversion price to a 20% premium above the 20-day volume weighted average price (VWAP) if it is lower than the existing conversion price. On the first option exercise, the payment-in-kind interest (PIK) will stay at 7% but the holder will be granted a warrant for 10% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the second option exercise, the PIK will be adjusted to 9.5%, the previous warrants granted on the first option exercise will be extended by one year and the holder will be granted an additional warrant for 15% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the third option exercise, the PIK will be adjusted to 13.5%, and the holder will be granted an additional warrant for 20% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. If at any time, the holder converts a note prior to the date of August 2023, it will receive an extra year’s worth of PIK as a bonus so as to incentivize conversion. In consideration for entering into the amendments, the warrants that Nokomis owns that were scheduled to expire April 2021 were extended to April 2024 upon the signing of the note amendments.
The 2015, 2016, 2018 and 2019 notes (together, “the Nokomis Notes”) are unsecured obligations of the Company. The Nokomis Notes issued in 2015, 2016, 2018 and in May 2019 matured on April 14, 2021, and the 2019-2 Nokomis Note will mature on August 16, 2022, except if the Company exercises its option to extend the term of the notes as provided in the March 20, 2020 amendments. The Company has considered that the options to extend the terms will be exercised and therefore, has included the Nokomis Notes in non-current liabilities on the statement of financial position at December 31, 2020 and 2021. The Nokomis Notes are not redeemable prior to maturity. The accreted principal amounts of the Nokomis Notes are convertible at any time or times on or after the issuance dates until maturity, in whole or in part, subject to certain adjustments for significant corporate events, including certain dilutive issuances, dividends, stock splits and other similar events. Interest accrues on the unconverted portion of the Nokomis Notes at the rate of 7% per year (unless the above options are exercised), and is paid in kind annually on the anniversaries of the issuance of the Nokomis Notes. The Nokomis Notes also provide for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the Nokomis Notes to become or to be declared due and payable.
In the event of a recapitalization, reorganization, reclassification, consolidation, merger, sale of all or substantially all of the Company’s assets or other transaction, which in each case results in the Company’s shareholders receiving stock, securities or assets with respect to or in exchange for their ADSs or ordinary shares, the holders shall elect, at their option, either (a) to require the Company to repurchase for cash the entire accreted principal amount of the Nokomis Notes or (b) to convert the Nokomis Notes in their entirety.
The Nokomis Notes contain customary ongoing covenants of the Company. In addition, the Nokomis Notes provide that the Company will not grant a consensual security interest or pledge its personal property assets to a third-party lender (with certain limited exceptions) during the time that the notes are outstanding. Any amendment or waiver of the terms of the Notes requires the affirmative consent of the holders.

Before the amendments signed on March 20, 2020

The 2015 and 2016 notes were accounted for as compound financial instruments with two components:

•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and
•An embedded derivative, which is the holder's call option whereby the Company can be required to issue a number of shares in exchange for notes, at a rate which may vary during the first twelve months after issuance of the 2015 note under certain contractual conditions and during the period beginning on April 28, 2016 and ending on May 12, 2016 for the 2016 notes, and at the fixed conversion rate for the 2018 note.

The initial fair value of the 2015 and 2016 notes was split between these two components.
The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 24.26% and 25.69% as the market rate of interest in order to value the liability components of the 2015 and 2016 notes on issuance, respectively.
Following the amendment signed in September 27, 2018, the fair value of the debt just prior to amendment was estimated in order to record a loss on extinguishment of $265,000 recorded as Convertible debt amendments in the Consolidated Statements of Operations. The amended debt was then recorded at its fair value assuming a market rate of interest, with the calculated value of the conversion option of $3,788,000 recorded in Other Capital Reserves in shareholders’ equity. In the amendment signed on September 27, 2018, the Company issued to Nokomis, for a total subscription price of $1.00, warrants to acquire 1,800,000 shares at an exercise price of $1.70 per share. Such warrants are exercisable at any time and initially expired April 14, 2021 (these warrants were extended to April 2024 upon the signing of the March 20, 2020 note amendments). The calculated value of these warrants amounted to $749,000, of which $523,000 was recorded as a reduction of the amount of debt.

The 2018 and 2019 notes were accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and
•An equity component for the value of the conversion option.

The initial fair value of the notes was split between these two components.
The fair value of the equity component of the 2018 notes on the issuance date of September 27, 2018 was calculated to be $1,366,000 and was recorded in Other Capital Reserves in shareholders’ equity, net of transaction costs. The Company has used 23.81% as the market rate of interest in order to value the liability component of the note.
The fair value of the equity component of the 2019-1 and 2019-2 notes on the issuance date of May 7, 2019 and August 16, 2019 were calculated to be $989,000 and $1,874,000, respectively and were recorded in Other Capital Reserves in shareholders’ equity, net of transaction costs. The Company has used 31.22% and 25.36% as the market rate of interest in order to value the liability component of the 2019-1 and 2019-2 notes, respectively.
All remaining convertible notes issued in 2015, 2016, 2018 and 2019 are held by one institutional investor, Nokomis Capital.
After the amendments signed on March 20, 2020
From an accounting perspective, the amendment of the convertible notes resulted in the extinguishment of the existing notes and issuance of five new notes, accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the Company's call options to extend the term of each note, the conversion option of Nokomis Capital and in certain cases a repricing to decrease the conversion price.
The change in the liability component before and after the amendment was recorded as financial gain for an amount of $1,399,000.
The fair value of the liability component on the amendment date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 26.3% as the market rate of interest in order to value the liability components.
The embedded derivatives of the Nokomis Notes were valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. On March 20, 2020, the initial fair value of the embedded derivative of the notes was calculated to be $5,266,000 and recorded in Other Capital reserves in shareholders' equity. The change in fair value is remeasured and recorded as financial income or loss at each statement of financial position date.
On December 7, 2020, Nokomis Capital converted the 2016 and the 2019-1 notes with a principal value of $9,000,000 plus accrued interest and conversion bonus of $3,352,482 into a total of 10,119,844 ordinary shares. The recalculated fair value of the embedded derivatives related to the two notes at the conversion date was $6,000,000. The difference between the capital increase, the liability component and the fair value of the embedded option has been recorded in Other Capital Reserves in shareholders’ equity for an amount of $4,534,000.
On January 13, 2021, January 17, 2021 and February 12, 2021, Nokomis Capital, L.L.C, converted portions of the convertible note issued in 2015 with a total principal value of $7,750,000 plus accrued interest and conversion bonus of $4,536,438, into a total of 7,227,308 ordinary shares. The recalculated fair value of the embedded derivatives related to the note at the conversion dates was $6,534,000 and the change of the fair value amounted to a loss of $3,269,000. The difference between the capital increase, the liability component and the fair value of the embedded option has been recorded in Other Capital Reserves in shareholders’ equity for an amount of $5,386,000.
On April 9, 2021, the Company entered into a convertible note agreement with Lynrock Lake Master Fund LP in the principal amount of $40.0 million (the "Lynrock Lake Note"). The Lynrock Lake Note matures in April 2024 and is convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.915 per share (representing $7.66 per ADS), subject to a 9.9% ownership limit for Lynrock Lake. The Lynrock Lake Note earns interest annually at an interest rate of 5.0625% for cash payments or 6% for payment in kind accruals. The Company retains an option to call the Lynrock Lake Note under certain circumstances after 12 months, either in full or in part. If a change of control occurs at any time prior to the payment of the note in full, Lynrock Lake Master Fund LP shall have the right, in its sole discretion, to require the Company to convert or redeem all of the outstanding principal amount (including accrued interest and unpaid interest).
The Lynrock Lake Note was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The initial fair value of the notes was split between these two components.
The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 20.89% as the market rate of interest in order to value the liability components of the note on issuance. The embedded derivative of the Lynrock Lake Note was valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. On April 9, 2021, the initial fair value of the embedded derivative of the notes was calculated to be $12,713,000 The change in fair value is remeasured and recorded as financial income or loss at each Statement of Financial Position date.
On April 14, 2021, the Company repaid the remaining amount of the Nokomis Notes that were due on April 14 (Nokomis Notes issued in April 2015 and in September 2018) with accrued paid-in-kind interest of 7%. $6,378,104 was repaid for the April 2015 convertible note ($4,250,000 in principal and $2,128,000 as accrued interest) and $5,346,699 ($4,500,000 in principal and $847,000 as accrued interest) for the September 2018 convertible note. The recalculated fair value of the embedded derivatives at the repayment date was $4,645,000 and was recorded as financial income in the Consolidated Statement of Operations and the change of the fair value amounted to a loss of $934,000.
On August 15, 2022, the Nokomis Note issued in August 2019 arrived at maturity and the Company elected to exercise the first option of the amendment signed on March 20, 2020, to extend the maturity to August 16, 2023 in exchange for the issuance of 594,680 warrants (148,670 ADSs) to Nokomis at an exercise price of $1.03 per warrant ($4.12 per ADS). The expiration date of these warrants is August 15, 2025. In accordance with Article II of the amendment, the interest rate on the note increased to 9.5% per annum effective August 15, 2022. Conversion price of the debt is unchanged. This resulted in the extinguishment of the existing note and issuance of a new note for accounting purposes. The amended debt was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The value of the liability component at the extension date was $6,125,000. The fair value of the new liability component represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 23.2% as the market rate of interest in order to value the liability components for an amount of $5,454,000. The change in the liability component before and after the extension and the fair value of the warrants granted was recorded for a gain of $476,000 in the Consolidated Statement of Operations in “Convertible debt amendments. The fair value of the embedded derivative of the note was calculated at the extinguishment date and the change in fair value of $343,000 was recorded as financial expenses in the Consolidated Statement of Operations.
At December 31, 2022, the recalculated fair value of the remaining Nokomis Note and the Lynrock Lake Note embedded derivatives was a total of $3,203,000 ($10,081,000 at December 31, 2021) and the change of the fair value of $6,878,000 for the year ended December 31, 2022 ($3,848,000 for the year ended December 31, 2021) was recorded in the Consolidated Statement of Operations.
The conversion rates of the convertible notes outstanding as of December 31, 2022, are as follows:

	Conversion rate per share	Conversion rate per ADS
2019-2 Nokomis Note	$1.03	$4.12
2021 Lynrock Lake Note	$1.915	$7.66
Interest-bearing loans and borrowings

		At December 31,
	Note	2020	2021	2022
		(in thousands)
Current
Venture debt	14.2	6,104	—	—
Interest-bearing receivables financing	14.3	14,228	9,518	7,723
Total current portion		$20,332	$9,518	$7,723
Non-current
Convertible debt	14.1	$26,074	$36,373	$43,455
Convertible debt embedded derivative	14.1	12,395	10,081	3,203
Venture debt	14.2	2,172	—	—
Total non-current portion		$40,641	$46,454	$46,658
As of December 31, 2022, the Company had no drawn or undrawn committed borrowing or overdraft facilities in place.
Venture debtOn October 26, 2018, the Company entered into a bond issuance agreement with Harbert European Specialty Lending Company II S.a.r.l (the “Harbert”) whereby Harbert agreed to loan to the Company €12 million ($14.0 million using the exchange rate as of October 26, 2018), at a stated rate of interest of 9%, to be repaid monthly over 42 months (the “Bond”).The Company could redeem or repurchase the notes before the maturity date, subject to making certain contractual payments. The contract also required the Company to pay an additional fee equal to 2.5% of the principal at the end of the term. The Bond was secured by various assets of the Company (See Note20), including intellectual property, and was senior to all the convertible notes. Also on October 26, 2018, the Company issued to Harbert, for a total subscription price of $1.00, warrants to acquire 816,716 shares at an exercise price of $1.34 per share ($5.36 per ADS after the modification of the ratio of shares per ADS). Such warrants are exercisable at any time and expire October 26, 2028.
The amounts received from Harbert, net of transaction costs, were allocated to (i) the warrants for an amount of €712,000 ($819,000 using the exchange rate as of October 26, 2018), which was recorded in Other Capital Reserves in shareholders’ equity, and (ii) the liability component for €10.9 million ($12.8 million using the exchange rate as of October 26, 2018).
During the first twelve months, Sequans was only required to make interest payments. Beginning in November 2019, the Company began to make monthly principal and interest payments of €448,000 ($550,000 using the exchange rate as of December 31, 2020) and which were to continue until April 26, 2022. On April 15, 2021, following the issuance of new convertible debt and a private placement (see Notes 12 and 14.1), the Company used a portion of these proceeds to prepay in full all amounts due to Harbert. Interest expense related to the venture debt recorded during the year ended December 31, 2021 amounted to $819,000 ($1,451,000 during the year ended December 31, 2020), and $701,000 was paid during the year ended December 31, 2021 ($940,000 paid in 2020). Repayments of principal during the year ended December 31, 2021 amounted €6,588,007 ($7,869,000 using the average exchange rate of 2021). In 2020, repayments of principal amounted to €4,547,000 ($5,165,000 using the average exchange rate of 2020). The prepayment in full in 2021 was considered a debt renegotiation. The positive impact of $532,000 was recognized as financial income in the Consolidated Statement of Operations.
Interest-bearing financing of receivables
In June 2014, the Company entered into a factoring agreement with a French financial institution whereby a line of credit was made available equal to 90% of the face value of accounts receivable from product sales to qualifying customers, up to the amount covered by the Company's credit insurance per customer. In July 2017, the Company signed an amendment to the initial agreement to include limited financing of accounts receivable from service sales of $800,000. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. The Company pays a commission on the face value of the accounts receivable submitted and interest at LIBOR 3 months +1.5% which represents approximately a rate of 0.97% on any draw-down of the resulting line of credit. In the event that the customer does not pay the invoice within 60 days of the due date, the receivable is excluded from the line of credit, and recovery becomes the Company’s responsibility. At December 31, 2022, $4,732,000 ($5,651,000 at December 31, 2021 and $10,421,000 at December 31, 2020) had been drawn on the line of credit and recorded as a current borrowing.
In May 2020, the Company entered into an agreement to finance the 2020 research tax credit receivable as it is earned over the year. At December 31, 2020, the amount financed was $3,807,000, recorded as current liabilities. The retention amount of $762,000 was received in 2021 and the remaining amount of $107,000 was expected to be received in 2026. After the payment of the retention amount, the interest-bearing financing debt was netted with the research tax credit receivable. The effective interest rate of 6.45% includes expenses related to the financing.
In February 2021, the Company entered into a new agreement to finance the 2021 research tax credit as it is earned over the year. At December 31, 2021, the amount financed was $3,867,000, recorded as current liabilities and does not include retention of $1,562,000, which is expected to be received in 2022 ($1,436,000) and in 2027 ($133,000). The effective interest rate of 6.20% includes expenses related to the financing.
In March 2022, the Company entered into a new agreement to finance the 2022 research tax credit as it is earned over the year. At December 31, 2022, the amount financed was $2,991,000, recorded as current liabilities and does not include retention of $1,233,000, which is expected to be received in 2023 ($1,125,000) and in 2028 ($108,000). The effective interest rate of 5.13% includes expenses related to the financing.